Share based compensation expenses - Share options issued by Jimu Parent to employees of the Company (Details) ¥ in Thousands					1 Months Ended	12 Months Ended
	Nov. 28, 2018 $ / shares shares	Jul. 31, 2018 $ / shares shares	May 31, 2018 shares	Mar. 27, 2018 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2019 $ / shares	May 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥						¥ 22,434		¥ 36,496		¥ 31,018
Options Outstanding
Outstanding at beginning of the year (in shares) | shares						17,511,564
Granted (in shares) | shares	610,000	740,000	16,042,500	24,287,218
Outstanding at end of the year (in shares) | shares					17,511,564			17,511,564
Weighted Average Remaining Contractual Life
Granted (in years)								10 years
Average Intrinsic Value
Outstanding at beginning of year | ¥						¥ 153,999
Outstanding at ending of the year | ¥					¥ 153,999			¥ 153,999
Additional Information
Intrinsic value of options exercised | ¥						23,403		0		0
Fair value assumptions
Fair value of the underlying shares on the date of option grants	$ 1.5899	$ 1.4506												$ 1.2785
Service-based share options
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥						¥ 21,125		¥ 26,775		¥ 20,910
Options expiration period										10 years
Options Outstanding
Outstanding at beginning of the year (in shares) | shares						17,156,564
Granted (in shares) | shares						2,177,917		17,392,500
Exercise of Share-based options (in share) | shares						(8,709,085)		0
Forfeited (in shares) | shares						(5,047,637)		(235,936)
Outstanding at end of the year (in shares) | shares					17,156,564	5,577,759		17,156,564
Vested and expected to vest at end of the year (in shares) | shares					17,156,564	5,577,759	5,577,759	17,156,564	17,156,564
Exercisable at end of the year (in shares) | shares					5,102,237	1,655,773	1,655,773	5,102,237	5,102,237
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)							$ 0.0001
Granted (in dollars per share)							0.4537		$ 0.0001
Exercised (in dollars per share)							0.0001
Forfeited (in dollars per share)							0.0355		0.0001
Outstanding at end of the year (in dollars per share)							$ 0.1452		$ 0.0001
Vested and expected to vest at end of the year (in dollars per share)													$ 0.1452		$ 0.0001
Exercisable at end of the year (in dollars per share)													0.2356		0.0001
Weighted Average Remaining Contractual Life
Outstanding (in years)						7 years 8 months 4 days		8 years 5 months 19 days
Exercisable (in years)						7 years 8 months 4 days		8 years 5 months 19 days
Vested and expected to vest (in years)						7 years 8 months 4 days		8 years 5 months 19 days
Average Intrinsic Value
Outstanding at beginning of year | ¥						¥ 152,705
Vested and expected to vest at end of the year | ¥					¥ 152,705	113,541	$ 113,541	¥ 152,705	$ 152,705
Exercisable at end of the year | ¥					44,766	8,993	$ 8,993	44,766	$ 44,766
Granted | ¥								150,062
Outstanding at ending of the year | ¥					152,705	113,541		152,705
Additional Information
Weighted average grant date fair value of options granted							$ 0.2018		$ 1.2967
Unrecognized share-based compensation expenses | ¥					¥ 61,947	10,054	$ 10,054	61,947	$ 61,947
Intrinsic value of options exercised | ¥						¥ 76,927		¥ 0
Fair value assumptions
Expected dividend yield						0.00%		0.00%
Jimu Parent
Options Outstanding
Outstanding at beginning of the year (in shares) | shares						14,345,694		14,679,474		14,457,910
Granted (in shares) | shares						0		0		470,000
Exercise of Share-based options (in share) | shares						(13,305,789)
Forfeited (in shares) | shares						(228,262)		(333,780)		(248,436)
Outstanding at end of the year (in shares) | shares					14,345,694	811,643		14,345,694		14,679,474		14,457,910
Vested and expected to vest at end of the year (in shares) | shares					14,345,694	811,643	811,643	14,345,694	14,345,694	14,679,474	14,679,474
Exercisable at end of the year (in shares) | shares					12,121,038	691,564	691,564	12,121,038	12,121,038	9,301,272	9,301,272
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)							$ 0.84		$ 0.84		$ 0.84
Granted (in dollars per share)											1.00
Exercised (in dollars per share)							0.83
Forfeited (in dollars per share)							1.00		0.87		1.00
Outstanding at end of the year (in dollars per share)							$ 0.99		$ 0.84		$ 0.84
Vested and expected to vest at end of the year (in dollars per share)													0.99		0.84	$ 0.84
Exercisable at end of the year (in dollars per share)													0.99		0.81	$ 0.77
Weighted Average Remaining Contractual Life
Outstanding (in years)						5 years 10 months 17 days		6 years 2 months 12 days		7 years 5 months 15 days		8 years 1 month 27 days
Exercisable (in years)						5 years 10 months 17 days		6 years 2 months 12 days		7 years 5 months 15 days
Vested and expected to vest (in years)						5 years 10 months 17 days		6 years 2 months 12 days		7 years 5 months 15 days
Average Intrinsic Value
Outstanding at beginning of year | ¥						¥ 27,885		¥ 27,036		¥ 28,210
Vested and expected to vest at end of the year | ¥					¥ 27,885	28,327	$ 28,327	27,885	$ 27,885	27,036	$ 27,036
Exercisable at end of the year | ¥					16,353	1,295	$ 1,295	16,353	$ 16,353	9,573	$ 9,573
Outstanding at ending of the year | ¥					¥ 27,885	¥ 28,327		27,885		27,036		¥ 28,210
Jimu Parent | Service-based share options
Share based compensation expenses
Vesting period of options						4 years
Options expiration period					10 years
Additional Information
Weighted average grant date fair value of options granted							$ 0		$ 0		$ 1.89
Unrecognized share-based compensation expenses | ¥					¥ 23,924	¥ 1,443	$ 1,443	¥ 23,924	$ 23,924	¥ 46,109	$ 46,109
Unrecognized share-based compensation expenses to be recognized, weighted-average period						9 months 10 days
Fair value assumptions
Expected volatility, minimum								34.60%
Expected volatility, maximum						40.20%
Risk-free interest rate, minimum (per annum)								2.02%
Risk-free interest rate, maximum (per annum)						3.02%
Exercise multiples, Minimum									$ 2.2
Exercise multiples, Maximum							$ 2.8
Expected dividend yield								0.00%
Expected term (in years)								10 years
Fair value of the underlying shares on the date of option grants													$ 2.70		$ 0.45